Note 7 - Stockholders' Equity and Common Stock Warrants (10 Q)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Notes to Financial Statements
Equity [Text Block]
7.	Stockholders' Equity and Common Stock Warrants

Common Stock Warrants

As of March 31, 2023, the Company had the following warrants outstanding to acquire shares of its common stock:

	Outstanding	Range of exercise price per share			Expiration dates
Common stock warrants issued related to the May 2019 common stock offering	27,648	$250.09	-	$306.04	May and December 2024
Common stock warrants issued related to the November 2019 common stock offering	4,269		$17.51		May 2024
Common stock warrants issued related to the December 2019 common stock offering	6,264	$21.68	-	$34.92	December 2024 and June 2025
Common stock warrants issued related to the May 2020 common stock offering	11,424		$65.65		March 2025
Common stock warrants issued related to the May 2020 investor warrant exercise	4,998		$29.7		November 2025
Common stock warrants issued related to the February 2021 common stock offering	33,649		$64.08		February 2026
	88,252

During the three months ended March 31, 2023, 23,639 warrants expired.

7. Stockholders' Equity and Common Stock Warrants

Common Stock Warrants

As of December 31, 2022, the Company had the following warrants outstanding to acquire shares of its common stock:

	Outstanding	Range of exercise price per share			Expiration dates
Common stock warrants issued in 2018 related to the January 2018 Offering	23,639	$599.71	-	$749.76	January 2023
Common stock warrants issued related to the May 2019 Offering	27,648	$250.09	-	$306.04	May and December 2024
Common stock warrants issued related to the November 2019 Offering	4,269		$17.51		November 2024
Common stock warrants issued related to the December 2019 Offering	6,264	$21.68	-	$34.92	December 2024 and June 2025
Common stock warrants issued related to the May 2020 Offering	11,424		$65.65		March 2025
Common stock warrants issued related to the May 2020 Investor Warrant Exercise	4,998		$29.70		November 2025
Common stock warrants issued related to the February 2021 Offering	33,649		$64.08		February 2026
	111,891

During the years ended December 31, 2022 and 2021, 18,077 and 1,071 warrants expired, respectively.